Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On October 14, 2013, the Company appointed Saiid Zarrabian an existing director of the Company as chairman of the board and also appointed two additional independent directors to its board. Mr. Craig Johnson and Ms. Laura L. Douglass joined the board of directors; the board now has four directors, three of whom are independent directors.
From September 30, 2013 to November 6, 2013 there where approximately 65 shares of Series C-1[2] Preferred converted into 5,619,508 shares of common stock.

Subsequent Events
The Company has completed an evaluation of all subsequent events through the issuance date of these consolidated financial statements and there are no subsequent events for disclosure.